UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
New York — 1.1%
American Museum of Natural History, 4.37%, 7/15/45	$1,000	$1,048,011
Applied Materials, Inc., 4.35%, 4/01/47	607	614,512
New York & Presbyterian Hospital, 4.06%, 8/01/56	2,000	1,875,562
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45	1,000	997,700
Northwell Healthcare, Inc., 3.98%, 11/01/46	2,000	1,837,286
Verizon Communications, Inc., 5.25%, 3/16/37	1,421	1,469,130
Total Corporate Bonds – 1.1%		7,842,201

Municipal Bonds
New York — 83.9%
Corporate — 2.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	280	294,879
City of New York New York Industrial Development Agency, Refunding RB:
Special Needs FAS Pool, Series A-1, 4.38%, 7/01/20	500	474,650
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	547,835
Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	1,520	1,616,034
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	350	367,409
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	750	897,450
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	967,652

Municipal Bonds	Par (000)	Value
New York (continued)
Corporate (continued)
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$5,405	$6,487,730
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	2,150	2,162,728
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,747,753
Syracuse Industrial Development Agency, Refunding RB, Carousel Center Project, Series A, AMT, 5.00%, 1/01/35	2,300	2,503,688

		18,067,808
County/City/Special District/School District — 18.6%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A:
5.00%, 7/15/42	3,950	4,287,132
(AGM), 3.00%, 7/15/36	4,340	3,860,083
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/29	1,940	2,272,361
Series A, 5.00%, 8/01/30	2,250	2,622,532
Series B, 5.00%, 8/01/31	1,250	1,451,075
Series C, 5.00%, 8/01/34	500	565,230
Series E, 5.50%, 8/01/25	1,280	1,549,747
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	447,048
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	790,436
Sub-Series I-1, 5.38%, 4/01/36	805	869,400
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (b)	5,000	881,900
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	3,965,675
5.00%, 11/15/40	6,090	6,885,598
4.00%, 11/15/45	2,075	2,105,191
5.00%, 11/15/45	8,490	9,565,089

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (b)	$5,000	$1,756,450
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (b)	1,500	458,340
Queens Baseball Stadium (AGC), 6.50%, 1/01/46	700	757,925
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,850	1,853,922
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	790	791,683
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	250	250,683
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	1,000	1,006,030
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-1, 5.63%, 7/15/38	200	211,260
Fiscal 2011, Sub-Series S-1B, Build America Bonds, 6.83%, 7/15/40	1,500	1,945,320
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	650	725,094
Fiscal 2015, Sub-Series B-1, 5.00%, 8/01/42	2,800	3,148,404
Fiscal 2015, Sub-Series E-1, 5.00%, 2/01/41	3,000	3,375,840
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,140,440
Sub-Series B-1, 5.00%, 11/01/36	680	772,691
Sub-Series B-1, 5.00%, 11/01/38	5,000	5,690,800
Sub-Series B-2, 3.15%, 11/01/25	2,000	2,008,480
City of Poughkeepsie New York, GO, BAN, Series A, 3.75%, 5/07/17	1,680	1,681,092
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	526,455

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	$100	$115,789
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	620	686,898
County of Nassau New York, GO:
Series A, 5.00%, 1/15/30	2,205	2,576,432
Series B, 5.00%, 10/01/30	5,500	6,396,005
County of Nassau New York, GO Refunding, Series A, 5.00%, 1/01/38	1,500	1,664,670
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	140	158,465
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,970	6,017,879
5.75%, 2/15/47	100	113,499
(AGC), 5.00%, 2/15/47	1,000	1,007,260
(AGM), 5.00%, 2/15/47	800	805,808
(NPFGC), 4.50%, 2/15/47	2,315	2,319,445
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	9,305	10,217,914
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,200	1,305,492
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	5,000	5,225,850
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	400	432,260
4 World Trade Center Project, 5.00%, 11/15/31	860	964,051
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,653,045
4 World Trade Center Project, 5.75%, 11/15/51	1,250	1,423,912

2	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	$425	$451,478
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,085	3,421,080
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	1,720	1,857,531
State of New York State Dormitory Authority, RB, Series C, 5.00%, 10/01/42	1,695	1,885,060
Town of Oyster Bay New York, GO, Series A, 3.50%, 6/01/18	3,840	3,868,147
Town of Oyster Bay New York, GO, Refunding, BAN:
Series B, 3.50%, 2/02/18	640	645,562
Series C, 4.00%, 6/01/18	615	623,143
Series D, 3.88%, 6/28/17	310	310,586

		126,366,667
Education — 15.4%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	305	317,383
Build NYC Resource Corp., RB: Albert Einstein School of Medicine, Inc., 5.50%, 9/01/45 (a)	2,485	2,679,252
The Chapin School, Ltd. Project, 4.00%, 11/01/26	225	256,754
The Chapin School, Ltd. Project, 5.00%, 11/01/26	515	633,136
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 6/01/43	325	365,063
New York Law School Project, 5.00%, 7/01/41	1,330	1,419,203
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	531,180
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
Alvin Ailey Dance Foundation, 4.00%, 7/01/41	1,000	1,012,310
Alvin Ailey Dance Foundation, 4.00%, 7/01/46	1,715	1,732,116

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB, Series A (continued):
American Museum of Natural History, 5.00%, 7/01/37	$885	$989,731
Carnegie Hall, 4.75%, 12/01/39	1,550	1,664,018
Carnegie Hall, 5.00%, 12/01/39	1,325	1,434,630
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 8/01/28	2,690	3,118,409
Series A, 5.13%, 9/01/40	4,280	4,680,865
Series B, 4.00%, 8/01/35	1,000	1,021,630
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (c)	1,000	1,103,510
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 5/01/34	130	138,441
5.00%, 5/01/39	165	174,459
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	2,475	2,044,028
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/32 (d)	300	350,526
5.00%, 7/01/33 (d)	350	406,609
5.00%, 7/01/34 (d)	350	404,618
5.00%, 7/01/35 (d)	800	921,816
5.00%, 7/01/36 (d)	1,000	1,149,450
5.00%, 7/01/37 (d)	500	573,790
5.00%, 7/01/38	240	269,194
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (c)	1,000	1,099,130
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	360	377,046

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A (continued):
5.00%, 7/01/42	$220	$229,781
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	562,640
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project:
Series A, 4.00%, 7/01/43	2,000	2,033,980
Series B, 4.43%, 7/01/56	1,500	1,478,400
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	500,580
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,102,670
5.00%, 7/01/44	2,000	2,198,600
Dutchess County Local Development Corp., Refunding RB:
Culinary Institute of America Project, 5.00%, 7/01/30	200	225,374
Culinary Institute of America Project, 5.00%, 7/01/31	200	223,856
Culinary Institute of America Project, 5.00%, 7/01/32	440	489,540
Culinary Institute of America Project, 5.00%, 7/01/35	155	170,272
Culinary Institute of America Project, 5.00%, 7/01/36	100	109,771
Culinary Institute of America Project, 5.00%, 7/01/41	215	233,901
Culinary Institute of America Project, 5.00%, 7/01/46	300	325,161
Vassar College Project, 5.00%, 7/01/42 (d)	1,980	2,267,179
New York State Dormitory Authority, RB:
Income Tax, Series A, 5.00%, 2/15/34	10,000	11,543,600
Income Tax, Series A, 5.00%, 2/15/36	9,000	10,333,980
New School Project, Series B, 4.22%, 7/01/38	1,000	969,570
Series A, 5.00%, 2/15/38	5,000	5,719,250

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	$2,500	$3,274,850
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/40	2,500	2,734,700
New School (AGM), 5.50%, 7/01/20 (c)	1,000	1,130,480
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	500	645,985
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	230	286,654
Personal Income Tax, Series G, 5.00%, 8/15/32	1,975	2,228,373
State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (c)	5	5,456
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	750	803,535
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	600	613,374
Touro College & University System, Series A, 5.50%, 1/01/44	2,000	2,179,180
University of Rochester, Series A, 5.75%, 7/01/39 (e)	1,000	1,086,930
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/33	470	531,622
Barnard College, Series A, 5.00%, 7/01/43	1,000	1,116,500
Brooklyn Law School, 5.75%, 7/01/33	475	510,829
Culinary Institute of America, 5.00%, 7/01/42	300	315,948
Fordham University, 5.00%, 7/01/44	850	934,405
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	883,496
New York University, Series A, 5.00%, 7/01/42	1,000	1,117,030
Pratt Institute, 3.00%, 7/01/34	1,735	1,576,941
Pratt Institute, Series A, 5.00%, 7/01/44	1,000	1,085,260

4	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Rochester Institute of Technology, 5.00%, 7/01/34	$750	$835,822
Rochester Institute of Technology, 5.00%, 7/01/42	1,460	1,608,993
Skidmore College, Series A, 5.25%, 7/01/29	135	153,229
St. John’s University, Series A, 5.00%, 7/01/37	350	387,055
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	2,095	2,419,809
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	2,095	2,389,913
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	895	999,742
Teachers College, 5.50%, 3/01/19 (c)	850	920,516
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project:
5.00%, 10/01/34	465	517,471
5.00%, 10/01/35	265	293,972

		105,174,472
Health — 7.7%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	546,090
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	600	669,156
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,000	1,072,800
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program:
Series A-1, 6.50%, 7/01/17	135	135,034
Series C-1, 6.50%, 7/01/17	715	715,179

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 7/01/34	$750	$812,452
Series B, 4.00%, 7/01/41	10,755	10,771,025
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	327,687
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 6.00%, 2/01/28	185	185,268
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	465	465,344
5.00%, 12/01/32	580	580,267
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,193,346
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 7/01/21	330	329,990
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 7/01/21	845	844,975
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	305	330,196
County of Suffolk New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.50%, 7/01/17	55	55,093
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 7/01/21	330	329,990

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 7/01/44	$1,595	$1,572,096
5.00%, 7/01/44	1,250	1,310,275
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,933,028
Series B, 6.00%, 11/01/20 (c)	325	377,351
Series B, 6.00%, 11/01/30	50	55,390
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 1/01/28	930	1,020,824
Kendal On Hudson Project, 5.00%, 1/01/34	875	936,189
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,694,847
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	4,390	4,998,630
Healthcare, Series A, 5.00%, 3/15/19 (c)	250	268,970
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,276
Mental Health Services (AGM), 5.00%, 2/15/22	80	84,338
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (c)	5	5,276
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19 (c)	700	775,012
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (c)	1,055	1,201,012
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	1,675	1,826,504
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	1,725	1,889,875

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
Orange Regional Medical Center, 5.00%, 12/01/40 (a)	$1,300	$1,379,508
Orange Regional Medical Center, 5.00%, 12/01/45 (a)	1,700	1,797,920
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,099
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,635	1,777,261
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	2,500	2,750,325
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	1,570	1,706,857
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	1,000	1,064,500

		52,097,255
Housing — 2.5%
City of New York New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	2,020	2,280,863
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	441,904
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,857,706
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	770	797,458
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 4/01/37	585	586,539
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,296

6	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
County of Monroe New York Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA), 6.25%, 2/01/31	$1,000	$1,002,480
County Westchester Local Development Corp., Refunding RB, Waterburg Senior Housing, Series A, 5.00%, 6/01/30 (a)	965	959,413
State of New York HFA, RB, M/F Housing:
Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	2,690	2,369,755
Division Street, Series A, AMT (SONYMA), 5.10%, 2/15/38	875	875,630
Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	2,000	2,015,440
Kensico Terrace Apartments, Series A, AMT (SONYMA), 4.90%, 2/15/38	645	645,361
Series A, Watergate II, AMT, 4.75%, 2/15/34	580	580,313

		17,055,158
State — 2.4%
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	1,625	1,903,769
State of New York, GO, Series A, 5.00%, 2/15/39	750	801,158
State of New York Dormitory Authority, RB, Series B, 5.00%, 3/15/37	1,500	1,721,355
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/29	1,000	1,077,150
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	4,000	4,573,920
State of New York Urban Development Corp., Refunding RB:
Clarkson Center Advance Materials, 5.50%, 1/01/20	1,065	1,141,648
Personal Income Tax, Series A, 5.00%, 3/15/34	1,355	1,556,109
Personal Income Tax, Series A, 5.00%, 3/15/35	1,525	1,746,201

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., Refunding RB (continued):
University Facilities Grants, 5.50%, 1/01/19	$1,845	$1,949,667

		16,470,977
Tobacco — 4.3%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	4,700	4,880,574
5.00%, 6/01/42	3,775	3,575,680
5.00%, 6/01/45	1,395	1,327,761
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	3,655	3,378,243
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	750	757,215
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	1,765	1,687,993
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,750	1,925,298
5.25%, 5/15/40	1,080	1,179,684
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,595	4,437,851
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	6,150	6,144,895

		29,295,194
Transportation — 21.1%
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,730,850
Series A, 5.63%, 11/15/18 (c)	90	96,700
Series A-1, 5.25%, 11/15/33	540	619,094
Series B, 5.25%, 11/15/39	5,795	6,609,429

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series B, 5.25%, 11/15/44	$2,125	$2,422,181
Series C, 6.50%, 11/15/28	335	364,570
Series E, 5.00%, 11/15/38	2,350	2,612,401
Series H, 5.00%, 11/15/25	1,000	1,158,620
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	10,000	11,480,300
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,746,810
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,106,754
Green Bonds, Series A-2, 5.00%, 11/15/27	1,000	1,191,750
Series F, 5.00%, 11/15/30	1,000	1,146,590
Series F, 5.00%, 11/15/35	1,500	1,697,160
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	8,985	9,664,356
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/34	250	271,530
5.00%, 7/01/46	4,550	4,820,680
5.25%, 1/01/50	11,800	12,655,146
(AGM), 4.00%, 7/01/41	1,000	990,750
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	2,870	3,011,405
5.00%, 8/01/31	6,130	6,408,057
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,196,860
Consolidated, 160th Series, 5.65%, 11/01/40	1,800	2,221,470
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,068,930
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,247,080

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
178th Series, AMT, 5.00%, 12/01/43	$285	$309,504
186th Series, AMT, 5.00%, 10/15/44	6,000	6,604,260
189th Series, 5.00%, 5/01/45	1,150	1,288,552
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,109,150
Consolidated, 195th Series, 5.00%, 4/01/36	1,430	1,602,101
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	4,850	5,499,900
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/42	280	309,176
Series J, 5.00%, 1/01/41	5,750	6,336,902
Series K, 5.00%, 1/01/29	5,000	5,772,650
Series K, 5.00%, 1/01/31	2,500	2,843,350
Series K, 5.00%, 1/01/32	3,500	3,960,005
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	1,290	1,467,878
5.00%, 11/15/45	2,000	2,266,100
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (b)	2,480	1,420,122
General, Series A, 5.00%, 11/15/41	3,750	4,283,438
General, Series A, 5.00%, 11/15/50	1,000	1,121,730
General, Series B, 5.00%, 11/15/37	5,000	5,777,450
General, Series B, 5.00%, 11/15/38	1,500	1,731,825

8	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
Sub-Series A, 5.00%, 11/15/24	$1,375	$1,616,326

		143,859,892
Utilities — 9.2%
City of New York New York Municipal Water & Sewer System, Refunding RB:
Fiscal 2013, Series BB, 5.00%, 6/15/47	2,000	2,239,400
Series A, 4.75%, 6/15/30	3,245	3,269,110
Series AA, 4.00%, 6/15/46	5,000	5,129,350
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD:
5.00%, 6/15/47	4,320	4,902,422
5.25%, 6/15/47	2,455	2,862,996
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,132,810
2nd General Resolution, Fiscal 2017, Series EE, 5.00%, 6/15/37	2,735	3,158,050
2nd General Resolution, Fiscal 2017, Series EE, 5.25%, 6/15/37	1,075	1,273,768
Series A, 4.75%, 6/15/17 (c)	755	761,168
Series FF-2, 5.50%, 6/15/40	800	872,760
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	550,685
Series C (CIFG), 5.25%, 9/01/29	3,000	3,596,430
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (c)	875	950,863
Series A, 6.00%, 5/01/19 (c)	2,450	2,695,686
Series A, 5.00%, 9/01/34	4,280	4,764,025
Series A, 5.75%, 4/01/39	300	322,380
Series B, 5.00%, 9/01/41	1,500	1,674,030

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB, Electric System (continued):
Series B, 5.00%, 9/01/46	$7,000	$7,776,580
New York State Environmental Facilities Corp., RB, Green Bonds, Series B, 4.00%, 8/15/46	5,000	5,222,550
State of New York Environmental Facilities Corp., RB, Green Bonds, Series B, 5.00%, 3/15/45	2,535	2,870,330
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	1,000	1,121,220
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
5.00%, 4/01/28	100	118,664
5.00%, 4/01/29	375	442,609
4.00%, 4/01/32	100	106,616
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	4,225	4,795,037

		62,609,539
Total Municipal Bonds in New York		570,996,962

Puerto Rico — 1.9%
Housing — 0.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,575	2,704,445
State — 0.3%
Commonwealth of Puerto Rico, GO, Series A (f)(g):
Refunding, Public Improvement, 5.50%, 7/01/39	800	472,000
Refunding, 8.00%, 7/01/35	2,030	1,261,138

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
State (continued)
Commonwealth of Puerto Rico, GO, Series A (f)(g) (continued):
6.00%, 7/01/38	$885	$522,150

		2,255,288
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A:
5.50%, 5/15/39	1,215	1,217,065
5.63%, 5/15/43	4,090	4,092,168

		5,309,233
Utilities — 0.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	1,785	1,357,564
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24 (e)	320	257,315
6.00%, 7/01/38	1,190	911,100

		2,525,979
Total Municipal Bonds in Puerto Rico		12,794,945
Total Municipal Bonds – 85.8%		583,791,907

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
New York — 15.9%
County/City/Special District/School District — 2.7%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	10,000	11,812,900
City of New York New York, GO:
Sub-Series G-1, 5.00%, 4/01/29	750	852,930
Sub-Series I-1, 5.00%, 3/01/36	1,500	1,680,135
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,000	2,296,940

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$1,650	$1,843,842

		18,486,747
Education — 0.8%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.25%, 7/01/19 (c)	1,350	1,473,201
State of New York Dormitory Authority, RB, Series A, 5.00%, 3/15/44	3,299	3,701,341

		5,174,542
State — 4.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,100	2,238,888
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/30	8,000	9,367,440
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	2,250	2,553,496
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,549,598
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,101,600
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 3/15/37	8,740	9,032,528
5.00%, 3/15/45	6,004	6,798,450

		32,642,000
Transportation — 5.2%
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,233,281
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,332,045

10	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	$1,500	$1,674,750
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,950	2,224,521
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,773,985
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/41	10,000	11,422,500

		35,661,082
Utilities — 2.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,790	3,149,882
Fiscal 2012, Series BB, 5.00%, 6/15/44	3,751	4,179,751
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	1,503	1,568,452
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/34	5,000	5,904,800

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring (continued):
Series B, 4.00%, 12/15/35	$1,300	$1,380,171

		16,183,056
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.9%		108,147,427
Total Long-Term Investments (Cost — $689,238,170) — 102.8%		699,781,535

Short-Term Securities — 4.3%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (j)(k)	29,072,599	29,078,413
Total Short-Term Securities (Cost — $29,075,954) — 4.3%		29,078,413
Total Investments (Cost — $718,314,124*) — 107.1%		728,859,948
Other Assets Less Liabilities — 0.9%		6,007,973
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.0)%		(54,205,001)

Net Assets — 100.0%		$680,662,920

* As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$664,455,026

Gross unrealized appreciation		$20,289,215
Gross unrealized depreciation		(10,004,596)

Net unrealized appreciation		$10,284,619

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $1,191,479.

(j)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	11,992,833	17,079,766	29,072,599	$29,078,413	$76,709	$13,180	$2,459

[1] Includes net capital gain distributions.

(k)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(122)	5-Year U.S. Treasury Note	June 2017	$14,362,641	$26,282
(1,116)	10-Year U.S. Treasury Note	June 2017	$139,011,750	169,195
(802)	Long U.S. Treasury Bond	June 2017	$120,976,687	180,697
(288)	Ultra U.S. Treasury Bond	June 2017	$46,260,000	21,953
Total				$398,127

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAN	Bond Anticipation Notes
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds

12	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviations (concluded)

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
OTC	Over-the-Counter
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017	13

Schedule of Investments (concluded)	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$699,781,535	—	$699,781,535
Short-Term Securities	$29,078,413	—	—	29,078,413

Total	$29,078,413	$699,781,535	—	$728,859,948

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$398,127	—	—	$398,127

[1]	See above Schedule of Investments for values in each industry, state or political subdivision.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $54,120,303 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

14	BLACKROCK NEW YORK MUNICIPAL OPPORTUNITIES FUND	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust

Date: May 23, 2017